Statements of Consolidated Comprehensive Income Statements of Consolidated Comprehensive Income (Parentheticals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Pension and other postretirement benefit liability adjustments, tax benefit (expense)	$ 62	$ (56)	$ 40